Note 7 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
	For the year ended
	December 31	December 31
	2023	2022
	$	$
Accounting and audit	751	606
Compensation and consulting fees	4,985	4,648
Depreciation and amortization	352	136
Filing and transfer agent fees	354	335
Amortization of deferred financing fees	84	-
General office expenses	847	530
Insurance	1,466	2,024
Juanicipio oversight costs	687	-
Legal	433	244
Share-based compensation expense (see Note 11)	2,894	3,250
Shareholder relations	445	419
Travel	296	160
	13,594	12,352